UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  June 30, 2012

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Check here if Amendment [   ]


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  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
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New York, NY 10022
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?
?
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Form 13F File Number:  028-11567




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Jeffrey Hwang
?
?







Title:
Chief Operating Officer
?







Phone:
212-328-7140
?
?


















Signature, Place and Date of Signing:



















?Marc Simons
?
?

?New York, NY
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?

08/15/2012


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
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0








Form 13F Information Table Entry Total:
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131








Form 13F Information Table Value Total:
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       $224,018





(thousands)
List of Other Included Managers:










NONE



































FORM 13F INFORMATION TABLE












COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8















VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(X$1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGERS
SOLE
SHARED
NONE
AK STL HLDG CORP
COM
001547108
                  101
             17,136
SH



X


ALTRIA GROUP INC
COM
02209S103
                243
              7,047
SH



X


AMERICAN EXPRESS CO
COM
025816109
                383
              6,575
SH



X


AMYLIN PHARMACEUTICALS INC
COM
032346108
                244
               8,651
SH



X


AOL INC
COM
00184X105
               1,163
             41,417
SH



X


APPLE INC
COM
037833100
                803
               1,375
SH



X


AQUA AMERICA INC
COM
03836W103
                344
            13,767
SH



X


ARBOR RLTY TR INC
COM
038923108
                   85
            15,800
SH



X


ARMOUR RESIDENTIAL REIT INC
*W EXP 11/07/201
042315119
                    13
          681,975
SH



X


AT&T INC
COM
00206R102
                550
             15,418
SH



X


ATMOS ENERGY CORP
COM
049560105
                239
               6,818
SH



X


AUTOLIV INC
COM
052800109
              1,077
            19,695
SH



X


AVON PRODS INC
COM
054303102
             2,754
          169,878
SH



X


BROWN FORMAN CORP
CL B
115637209
                226
              2,332
SH



X


CAPSTONE TURBINE CORP
COM
14067D102
                   76
           74,856
SH



X


CARDINAL HEALTH INC
COM
14149Y108
                399
              9,490
SH



X


CARLISLE COS INC
COM
142339100
                203
              3,825
SH



X


CARLYLE GROUP L P
COM UTS LTD PTN
14309L102
                580
           25,850
SH



X


CELGENE CORP
COM
151020104
                397
               6,187
SH



X


CHEVRON CORP NEW
COM
166764100
                264
               2,501
SH



X


CINTAS CORP
COM
172908105
                273
              7,068
SH



X


CISCO SYS INC
COM
17275R102
                622
            36,198
SH



X


CISCO SYS INC
CALL
17275R102
             3,434
              2,000
SH
CALL


X


CITIGROUP INC
COM NEW
172967424
                236
               8,616
SH



X


COLGATE PALMOLIVE CO
COM
194162103
                274
              2,636
SH



X


CONTINENTAL RESOURCES INC
COM
212015101
                262
              3,938
SH



X


CORNERSTONE PROGRESSIVE RTN
COM
21925C101
                 133
           25,000
SH



X


COSI INC
COM
22122P101
                529
          744,913
SH



X


CREDIT SUISSE NASSAU BRH
ETN IDX-LKD 20
22542D845
             2,200
            111,400
SH



X


CREDIT SUISSE NASSAU BRH
EXCH NT LKD 31
22542D753
                 891
           48,300
SH



X


CVR ENERGY INC
COM
12662P108
                737
           27,727
SH



X


DEERE & CO
COM
244199105
                274
              3,382
SH



X


DIGITAL RLTY TR INC
COM
253868103
                202
              2,685
SH



X


DIRECTV
COM CL A
25490A101
              1,989
           40,738
SH



X


DYNEGY INC DEL
COM
26817G300
                     6
             10,136
SH



X


EASTMAN CHEM CO
COM
277432100
              1,020
           20,252
SH



X


ECOLAB INC
COM
278865100
                265
               3,861
SH



X


EMCORE CORP
COM NEW
290846203
                   47
            10,662
SH



X


ENERGEN CORP
COM
29265N108
                 214
              4,745
SH



X


EQUINIX INC
COM NEW
29444U502
                385
               2,193
SH



X


EXXON MOBIL CORP
COM
30231G102
                755
               8,821
SH



X


FAMILY DLR STORES INC
COM
307000109
                249
              3,750
SH



X


FIDELITY NATL INFORMATION SV
COM
31620M106
                 341
            10,000
SH



X


FORD MTR CO DEL
*W EXP 01/01/201
345370134
              1,428
       1,274,616
SH



X


FORD MTR CO DEL
COM PAR $0.01
345370860
               1,212
          126,374
SH



X


FQF TR
QUANTSHAR QUAL
351680509
                358
            15,280
SH



X


FRIENDFINDER NETWORKS INC
COM IPO
358453306
              1,038
       1,058,701
SH



X


GENERAL DYNAMICS CORP
COM
369550108
                 381
              5,780
SH



X


GENERAL MLS INC
COM
370334104
              1,490
           38,665
SH



X


GENERAL MTRS CO
*W EXP 07/10/201
37045V118
          49,495
     4,489,367
SH



X


GENERAL MTRS CO
*W EXP 07/10/201
37045V126
             3,204
         475,000
SH



X


GENWORTH FINL INC
COM CL A
37247D106
                   66
              11,721
SH



X


GLOBAL EAGLE ACQUISITION COR
*W EXP 05/13/201
37951D110
                 122
         250,000
SH



X


GLU MOBILE INC
COM
379890106
                250
           45,000
SH



X


GOLDMAN SACHS GROUP INC
COM
38141G104
                204
                2,131
SH



X


HAIN CELESTIAL GROUP INC
COM
405217100
                263
              4,774
SH



X


HALLIBURTON CO
COM
406216101
                334
             11,772
SH



X


HEALTHCARE TR AMER INC
CL A
42225P105
                697
           70,258
SH



X


HENRY JACK & ASSOC INC
COM
426281101
                362
            10,487
SH



X


HICKS ACQUISITION CO II INC
*W EXP 07/14/201
429090111
                 125
         250,000
SH



X


HOME DEPOT INC
COM
437076102
              2,491
            47,012
SH



X


HORMEL FOODS CORP
COM
440452100
                466
            15,322
SH



X


HUNTSMAN CORP
COM
447011107
                256
            19,750
SH



X


INTEL CORP
COM
458140100
                398
            14,928
SH



X


INTERNATIONAL BUSINESS MACHS
COM
459200101
              2,821
            14,424
SH



X


IRON MTN INC
COM
462846106
                387
             11,740
SH



X


ISHARES TR
RUSSELL 2000
464287655
             6,365
           80,000
SH



X


ISHARES TR
US PFD STK IDX
464288687
             2,467
           63,200
SH



X


IVANHOE MINES LTD
COM
46579N103
             4,595
         474,700
SH



X


JPMORGAN CHASE & CO
COM
46625H100
                467
            13,066
SH



X


KODIAK OIL & GAS CORP
COM
50015Q100
                 189
           23,072
SH



X


KRAFT FOODS INC
CL A
50075N104
              3,814
           98,754
SH



X


LAS VEGAS SANDS CORP
COM
517834107
                547
            12,567
SH



X


LEXICON PHARMACEUTICALS INC
COM
528872104
                 126
           56,052
SH



X


LIMITED BRANDS INC
COM
532716107
                205
                4,811
SH



X


LIVE NATION ENTERTAINMENT IN
COM
538034109
                 130
             14,140
SH



X


LOWES COS INC
COM
548661107
                345
             12,147
SH



X


MARVELL TECHNOLOGY GROUP LTD
ORD
G5876H105
                 261
            23,136
SH



X


MCDONALDS CORP
COM
580135101
                387
              4,376
SH



X


MDU RES GROUP INC
COM
552690109
                526
           24,332
SH



X


METROPCS COMMUNICATIONS INC
COM
591708102
                   67
             11,022
SH



X


MICROSOFT CORP
COM
594918104
                484
            15,836
SH



X


MORGAN STANLEY EMER MKTS FD
COM
61744G107
                 140
            10,000
SH



X


NATIONAL RETAIL PPTYS INC
COM
637417106
                 751
           26,564
SH



X


NAVIOS MARITIME ACQUIS CORP
SHS
Y62159101
                     3
           25,720
SH



X


NEWS CORP
CL A
65248E104
                 531
           23,843
SH



X


NUANCE COMMUNICATIONS INC
COM
67020Y100
                232
              9,752
SH



X


OCCIDENTAL PETE CORP DEL
COM
674599105
              1,040
              12,121
SH



X


OCZ TECHNOLOGY GROUP INC
COM
67086E303
                  131
           24,828
SH



X


OFFICE DEPOT INC
COM
676220106
                   29
            13,358
SH



X


PARKERVISION INC
COM
701354102
          20,064
     8,430,307
SH



X


PATRIOT COAL CORP
COM
70336T104
                    19
             15,571
SH



X


PEPSICO INC
COM
713448108
                334
              4,725
SH



X


PFIZER INC
COM
717081103
                588
           25,585
SH



X


PHILIP MORRIS INTL INC
COM
718172109
                762
              8,732
SH



X


PRICELINE COM INC
COM NEW
741503403
                237
                 357
SH



X


PROCTER & GAMBLE CO
COM
742718109
                525
              8,567
SH



X


RADIO ONE INC
CL D NON VTG
75040P405
                   38
           40,058
SH



X


REGIONS FINANCIAL CORP NEW
COM
7591EP100
                 144
             21,261
SH



X


RENTECH INC
COM
760112102
                    31
            15,094
SH



X


RITE AID CORP
COM
767754104
                  110
           78,634
SH



X


ROPER INDS INC NEW
FRNT 1/1
776696AA4
             4,427
     3,595,000
PRN



X


ROYAL DUTCH SHELL PLC
SPONS ADR A
780259206
             3,372
           50,000
SH



X


SANOFI
RIGHT 12/31/2020
80105N113
                 149
          105,629
SH



X


SCG FINL ACQUISITION CORP
COM
78404K103
              1,932
         200,000
SH



X


SELECT SECTOR SPDR TR
SBI CONS STPLS
81369Y308
              1,043
           30,000
SH



X


SELECT SECTOR SPDR TR
TECHNOLOGY
81369Y803
               2,011
           70,000
SH



X


SHERWIN WILLIAMS CO
COM
824348106
                264
                1,991
SH



X


SIRIUS XM RADIO INC
COM
82967N108
                398
          215,054
SH



X


SIX FLAGS ENTMT CORP NEW
COM
83001A102
              1,952
           36,037
SH



X


SONIC AUTOMOTIVE INC
CL A
83545G102
                828
           60,605
SH



X


SPDR GOLD TRUST
GOLD SHS
78463V107
            11,639
           75,000
SH



X


SPDR GOLD TRUST
PUT
78463V107
          38,798
              2,500
SH
PUT


X


SPDR S&P 500 ETF TR
TR UNIT
78462F103
             3,403
           25,000
SH



X


SPDR SERIES TRUST
S&P DIVID ETF
78464A763
              3,891
            69,919
SH



X


SPDR SERIES TRUST
S&P HOMEBUILD
78464A888
                275
            12,900
SH



X


STARBUCKS CORP
COM
855244109
                639
             11,986
SH



X


SUPERVALU INC
COM
868536103
                   62
             11,986
SH



X


SUREWEST COMMUNICATIONS
COM
868733106
              1,502
            71,300
SH



X


TAKE-TWO INTERACTIVE SOFTWAR
COM
874054109
                  121
            12,752
SH



X


TARGET CORP
COM
87612E106
                334
              5,745
SH



X


TIME WARNER INC
COM NEW
887317303
                245
              6,353
SH



X


TURKISH INVT FD INC
COM
900145103
                 281
           20,000
SH



X


UGI CORP NEW
COM
902681105
                420
            14,288
SH



X


VALSPAR CORP
COM
920355104
                268
               5,109
SH



X


VIACOM INC NEW
CL B
92553P201
                207
                4,411
SH



X


WAL-MART STORES INC
COM
931142103
             2,902
            41,624
SH



X


WALGREEN CO
COM
931422109
                322
            10,886
SH



X


WESTERN ASSET MTG CAP CORP
COM
95790D105
                554
            28,410
SH



X


ZIONS BANCORPORATION
*W EXP 05/22/202
989701115
              1,663
         563,766
SH



X


ZYNGA INC
CL A
98986T108
                 108
             19,771
SH



X